STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																		1 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 30, 2023	Aug. 02, 2023	Jul. 02, 2023	Jun. 30, 2023	Apr. 02, 2023	Mar. 27, 2023	Oct. 29, 2022	Aug. 25, 2022	Feb. 21, 2022	Feb. 03, 2022	Jan. 11, 2022	Jan. 02, 2022	Nov. 05, 2021	Aug. 05, 2021	May 12, 2021	Feb. 26, 2021	Nov. 24, 2017	Dec. 30, 2022	Sep. 30, 2022	Jan. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Sep. 29, 2023	Sep. 28, 2022	Dec. 31, 2020	Dec. 31, 2017
Class of Stock [Line Items]
Shares available for grant																								1,000,000								1,000,000
Preferred stock, shares authorized																					10,000,000			10,000,000						10,000,000		10,000,000	10,000,000
Conversion price																					$ 0.003									$ 0.003
Common shares issued																					7,248,455			7,156,856						7,248,455		7,156,856	4,111,047
Purchase price per share									$ 4	$ 4									$ 3						$ 3						$ 3
Conversion shares											710
Conversion price per share											$ 5.50
Number of shares issued, shares									198,750	1,325,000																					818,335
Number of shares issued, value									$ 795,000	$ 5,300,000																					$ 2,455,003
Proceeds from offering cost									739,350	$ 4,779,000																					2,194,187
Aggregate common stock									$ 50,000,000
Stock issued for services, value																					$ 40,565	$ 32,500	$ 32,500		$ 40,000	$ 40,000	$ 40,000					$ 157,500
Converted to common stock shares								121,572
Accrued offering costs																			$ 260,816						260,816						260,816
Offering costs							$ 105,460												$ 257,240						$ 257,240						257,240
Stock-based compensation expense																					$ 32,728			$ 25,000						$ 98,945
Total compensation cost for stock options																								$ 426,004								$ 426,004
Vesting term																																3 years 3 months 18 days
Treasury stock shares																					1,324			1,324						1,324		1,324	1,324					235
Treasury stock																					$ 157,452			$ 157,452						$ 157,452		$ 157,452	$ 157,452					$ 148,000
Preferred stock, par value																					$ 0.001			$ 0.001						$ 0.001		$ 0.001	$ 0.001
Actual costs																						17,645
Excess cost																						$ 281,500
Accrued liability																					$ 72,801									$ 72,801
Fair market value percentage																								85.00%
Common stock issued																								1,000,000								1,000,000
Total compensation cost																					$ 592,927									592,927
Non-qualified stock options, charge																														$ 499,590	$ 592,177	$ 819,191	$ 262,411
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Purchase price per share				$ 1.79																		$ 1.79
Stock issued for services , shares				65,561
Total employee participation amount				$ 117,048
Expected term																																	3 years 6 months
Expected volatility																																	91.60%
Number of incentive stock options																			926,266		1,217,775			926,266	926,266					1,217,775	926,266	926,266	431,266				451,898
Number of incentive stock options exercisable																					581,325			404,599						581,325		404,599	312,310
Non Qualified Stock Options [Member]
Class of Stock [Line Items]
Non-qualified stock options, granted	70,000		50,000		353,117
Shares available for grant												1,596,804
Strike price					$ 4.22							$ 6.41
Options to purchase shares of common stock												665,000
Expected term												3 years
Expected volatility												72.00%
Discount rate												0.97%
Non-qualified stock options, forfeited					60,000
Non-qualified stock options, net issuance					293,117
Non-qualified stock options, charge					$ 567,569
Shareholders One [Member]
Class of Stock [Line Items]
Repurchase of common stock																																	$ 115	$ 84
Market value of stock repurchased																																	$ 10.08	$ 7.00
Shareholders Two [Member]
Class of Stock [Line Items]
Repurchase of common stock																																	$ 753	$ 140
Market value of stock repurchased																																	$ 9.09	$ 6.30
Private Placement [Member]
Class of Stock [Line Items]
Private placement sold							83,667												818,335
Share price							$ 3.00												$ 3.00						$ 3.00						$ 3.00
Director [Member]
Class of Stock [Line Items]
Stock issued for services , shares																		16,335							9,758	10,668	7,198
Stock issued for services, value																		$ 37,500							$ 40,000	$ 40,000	$ 40,000
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Strike price																													$ 4.32
Stock issued for services , shares													3,726	4,032														7,223				9,560
Stock issued for services, value													$ 19,167	$ 30,000														$ 45,000				$ 50,000
Stock-based compensation expense																													$ 7,685
Employees And Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense																														$ 400,645	$ 592,177	$ 819,191	$ 262,411
Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from convertible preferred stock																$ 4,500,000
Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					15,000			15,000						15,000		15,000	15,000
Preferred stock, shares issued																					0			0						0		0	851
Preferred stock, shares outstanding																					0			0						0		0	851
Converted to common stock shares								851
Preferred stock, par value																					$ 1,000			$ 1,000						$ 1,000		$ 1,000	$ 1,000
Preferred stock, conversion price per share																					7			7						$ 7		$ 7	$ 7
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, value																														$ 1,000		$ 1,000
Conversion price																					$ 7.00			$ 7.00						$ 7.00		$ 7.00
Conversion stock shares																								851									854
Converted shares																								121,572									122,000
Converted to common stock shares								851
Series B Convertible Preferred Stock [Member] | Equity Unit Purchase Agreements [Member]
Class of Stock [Line Items]
Conversion of stock, value																	$ 2,830,000
Preferred stock, shares issued																	2,830
Strike price																	$ 1,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion stock shares																				2,500													2,000
Converted shares																				454,546													363,636
Series C Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																4,500
Proceeds from convertible preferred stock																$ 4,500,000
Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					5,000			5,000						5,000		5,000	5,000
Preferred stock, shares issued																					0			0						0		0	2,500
Preferred stock, shares outstanding																					0			0						0		0	2,500
Conversion shares											1,790
Preferred stock, par value																					$ 1,000			$ 1,000						$ 1,000		$ 1,000	$ 1,000
Preferred stock voting rights																														Each share of Series C Convertible Preferred Stock has 172 votes
Preferred stock, conversion price per share																					$ 5.50			$ 5.50						$ 5.50		$ 5.50	$ 5.50
Series C preferred converted to common stock, shares																				454,546
Series D Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																			999						999						999
Proceeds from convertible preferred stock																			$ 999,000
Gross proceeds from sale of preferred and common stock																			$ 3,454,003
Purchase price per share																			$ 1,000						$ 1,000						$ 1,000
Series D Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued							300
Proceeds from convertible preferred stock							$ 300,000
Gross proceeds from sale of preferred and common stock							$ 551,001
Purchase price per share							$ 1,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services , shares																									9,758
Common Stock [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Purchase discount, percentage																														15.00%
Common Stock [Member] | Three Directors [Member]
Class of Stock [Line Items]
Stock issued for services , shares																						5,645	12,463
Stock issued for services, value																						$ 32,500	$ 32,500
Weighted average price per share				$ 5.76																		$ 5.76	$ 2.61
Common Stock [Member] | Four Directors [Member]
Class of Stock [Line Items]
Stock issued for services , shares																					7,910
Stock issued for services, value																					$ 40,565
Weighted average price per share																																			$ 5.13
Common Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Common shares issued																			818,355						818,355						818,355
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Private placement sold							83,667
Share price							$ 3.00
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Purchase price per share							$ 1,000												$ 1,000						$ 1,000						$ 1,000
Number of shares issued							300												999
Gross proceeds private placement							$ 551,001												$ 3,454,003
Convertible Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					4,000			4,000						4,000		4,000	4,000			4,000
Preferred stock, shares issued																					1,299			1,299						1,299		1,299	0
Preferred stock, shares outstanding																					1,299			1,299						1,299		1,299	0
Preferred stock, par value																					$ 1,000			$ 1,000						$ 1,000		$ 1,000	$ 1,000			$ 1,000
Preferred stock voting rights																														Each share of Series D Convertible Preferred Stock has 333 votes
Preferred stock, conversion price per share																					3			$ 3						$ 3		$ 3	$ 3
Conversion price																					$ 3.00									$ 3.00
Convertible Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					30,000			30,000						30,000		30,000
Preferred stock, shares issued						4,000															4,000			0						4,000		0
Preferred stock, shares outstanding																					4,000			0						4,000		0
Preferred stock, par value						$ 1,000															$ 1,000			$ 1,000						$ 1,000		$ 1,000
Preferred stock voting rights																														Each share of Series E Preferred Stock has 333 votes
Preferred stock, conversion price per share																					3			$ 3						$ 3		$ 3
Additional paid-in capital																							$ 299,145
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from convertible preferred stock						$ 4,000,000
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from convertible preferred stock		$ 5,000,000
Purchase price per share																					$ 6.20									$ 6.20
Series F preferred convertible preferred stock, Shares		5,000
Convertible Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					5,000			5,000						5,000		5,000
Preferred stock, shares issued																					5,000			0						5,000		0
Preferred stock, shares outstanding																					5,000			0						5,000		0
Preferred stock, par value																					$ 1,000			$ 1,000						$ 1,000		$ 1,000
Preferred stock voting rights																														Each share of Series F Preferred Stock has 161 votes
Preferred stock, conversion price per share																					6.20			$ 6.20						$ 6.20		$ 6.20
Conversion price																					$ 6.20									$ 6.20
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																																not exceed 10 years
Voting rights																																more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock																																$ 100,000
Call Option [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Purchase discount, percentage																														85.00%
Put Option [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Purchase discount, percentage																														15.00%
Two Thousands Twenty One Equity Incentive Plan [Member]
Class of Stock [Line Items]
Non-qualified stock options, granted																																1,000,000
2021 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued, shares															1,000,000
Number of incentive stock options																					882,636			495,000						882,636		495,000
Plan 2016 [Member]
Class of Stock [Line Items]
Number of incentive stock options																					269,658			271,266						269,658		271,266
Non Plan [Member]
Class of Stock [Line Items]
Number of incentive stock options																					160,000			160,000						160,000		160,000